Basis of preparation	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation

The interim financial information included in this report has been prepared in accordance with IAS 34 'Interim Financial Reporting'.
The results for the interim periods are unaudited and, in the opinion of management, include all adjustments necessary for a fair presentation of the results for each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and related notes for the year ended 31 December 2019 included in BP Annual Report and Form 20-F 2019.
The directors consider it appropriate to adopt the going concern basis of accounting in preparing the interim financial information. The impact of COVID-19 and the current economic environment has been considered as part of the going concern assessment. Forecast liquidity has been assessed under a number of stressed scenarios and a reverse stress test performed to support this assertion.
BP prepares its consolidated financial statements included within BP Annual Report and Form 20-F on the basis of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union (EU) and in accordance with the provisions of the UK Companies Act 2006 as applicable to companies reporting under IFRS. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the periods presented.
The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in preparing BP Annual Report and Form 20-F 2020 which are the same as those used in preparing BP Annual Report and Form 20-F 2019 with the exception of the changes described in the 'Updates to significant accounting policies' section below. There are no other new or amended standards or interpretations adopted from 1 January 2020 onwards that have a significant impact on the interim financial information.
Considerations in respect of COVID 19 (coronavirus) and the current economic environment
BP's significant accounting judgements and estimates were disclosed in BP Annual Report and Form 20-F 2019. These have been subsequently reviewed at the end of each quarter to determine if any changes were required to those judgements and estimates as a result of current market conditions. The valuation of certain assets and liabilities is subject to a greater level of uncertainty than when reported in BP Annual Report and Form 20-F 2019, including those set out below.
Impairment testing assumptions
With the COVID-19 pandemic having continued during the second quarter of 2020, BP now sees the prospect of an enduring impact on the global economy, with the potential for weaker demand for energy for a sustained period. BP’s management also has a growing expectation that the aftermath of the pandemic will accelerate the pace of transition to a lower carbon economy and energy system, as countries seek to ‘build back better’ so that their economies will be more resilient in the future. As a result of all the above, BP has revised its price assumptions used in value-in-use impairment testing, lowering them and extending the period covered to 2050. A summary of the group’s revised price assumptions, in real 2020 terms, is provided below:

	Second half 2020	2021	2025	2030	2040	2050
Brent oil ($/bbl)	40	50	50	60	60	50
Henry Hub gas ($/mmBtu)	2.00	3.00	3.00	3.00	3.00	2.75
As disclosed in BP Annual Report and Form 20-F 2019 - Note 1, the majority of BP’s reserves and resources that support the carrying amount of the group’s oil and gas properties are expected to be produced over the next ten years. The revised assumptions for Brent oil and Henry Hub gas for the next 10 years are lower by approximately 30% and 16% respectively than the average prices used to estimate cash flows over this period as disclosed in BP Annual Report and Form 20-F 2019 - Note 1. The revised impairment testing price assumptions are lower, on average, by approximately 27% and 31% respectively for the period from 2020 to 2050, than the prices referenced in BP Annual Report and Form 20-F 2019 - Note 1.
The group identified oil and gas properties with carrying amounts totalling $43 billion where the headroom, after the impairment tests performed in the second quarter, was less than or equal to 20% of the carrying value. A change in price or other assumptions within the next financial year may result in a recoverable amount of one or more of these assets above or below the current carrying amount.
Impairment charges for the second quarter of 2020 relate to the changes to price assumptions, the group’s ongoing disposal programme and other factors. For further information see Note 3.
The discount rates used in value-in-use impairment testing were also reviewed. As these are set using a number of parameters that are applicable to longer-term assets, a revision of the discount rate assumption was determined not to be appropriate and therefore the rates, as disclosed in BP Annual Report and Form 20-F 2019, remain unchanged.
Exploration and appraisal intangible assets
As a result of the revised price assumptions and a review of the long-term strategic plan, management reviewed BP's exploration prospects and the carrying value of the associated intangible assets. The outcome of the review has resulted in revised judgements over the expectations to extract value from certain prospects, thereby leading to write-offs of the associated exploration and appraisal intangible assets in the second quarter of 2020. For further information see Note 4.

Note 1. Basis of preparation (continued)
Provisions
The nominal risk-free discount rate applied to provisions is reviewed on a quarterly basis. Recent changes in long-dated US government bond yields have not affected the group's overall assessment of the discount rate applied to the group's provisions and therefore the rate, as disclosed in BP Annual Report and Form 20-F 2019, remains unchanged. The timing and amount of cash flows relating to the group's existing provisions are not currently expected to change significantly as a result of the current environment. The detailed annual review will take place later in 2020.
In addition, the group expects to recognize provisions for restructuring costs as plans are formalized from the second half of 2020.
Pensions and other post-retirement benefits
The group's defined benefit pension plans are reviewed quarterly to determine any changes to the fair value of the plan assets or present value of the defined benefit obligations. As a result of the review during the second quarter of 2020, the group's total net defined benefit pension plan deficit as at 30 June 2020 is $2.1 billion, an increase in the deficit by $2.0 billion and $0.6 billion from 31 March 2020 and 31 December 2019 respectively. This principally reflects actuarial losses reported in other comprehensive income arising from decreasing discount rates and higher inflation assumptions increasing the plan obligations partially offset by increases in the valuation of plan assets. The current environment is likely to continue to affect the values of the plan assets and obligations resulting in potential volatility in the amount of the net defined benefit pension plan surplus/deficit recognized.
Impairment of financial assets measured at amortized cost
The estimate of the loss allowance recognised on financial assets measured at amortized cost using an expected credit loss approach was determined not to be a significant accounting estimate in preparing BP Annual Report and Form 20-F 2019. Expected credit loss allowances are, however, reviewed and updated quarterly. Allowances are recognized on assets where there is evidence that the asset is credit-impaired and on a forward-looking expected credit loss basis for assets that are not credit-impaired. The current economic environment and future credit risk outlook have been considered in updating the estimate of loss allowances although the full economic impact of COVID-19 on the forward-looking expected credit loss is subject to significant uncertainty due to the limited forward-looking information currently available.
Whilst credit risk has increased since 31 December 2019, there has also been a significant reduction in the group's trade and other receivables balance. Therefore, the total expected credit loss allowances recognized as at 30 June 2020 have not significantly increased from the amounts disclosed in BP Annual Report and Form 20-F 2019 - Financial statements - Note 21 Valuation and qualifying accounts.
The group continues to believe that the calculation of expected credit loss allowances is not a significant accounting estimate. The group continues to apply its credit policy as disclosed in BP Annual Report and Form 20-F 2019 - Financial statements - Note 29 Financial instruments and financial risk factors - credit risk.
Income taxes
None of the group's deferred tax assets in BP Annual Report and Form 20-F 2019 were determined to be a significant accounting estimate. The carrying amounts are, however, reviewed and updated quarterly to the extent that there are changes in the probability of sufficient taxable profits being available to utilize the reported deferred tax assets. The group has recognized deferred tax assets as at 30 June 2020 of $6.9 billion, an increase of $2.3 billion from 31 December 2019. The group continues to believe that the measurement of its deferred tax assets is not a significant accounting estimate.
Other accounting judgements and estimates
All other significant accounting judgements and estimates disclosed in BP Annual Report and Form 20-F 2019 remain applicable and no new significant accounting judgements or estimates have been identified.
Updates to significant accounting policies
Hybrid bond issuance
On 17 June 2020, a group subsidiary issued perpetual subordinated hybrid bonds in EUR, GBP and USD for a USD equivalent amount of $11.9 billion. As the group has the unconditional right to avoid transferring cash or another financial asset in relation to these hybrid bonds, they are classified as equity instruments and reported within non-controlling interests in the condensed consolidated financial statements. The contractual terms of these instruments allow the group to defer coupon payments and the repayment of principal indefinitely, however their terms and conditions stipulate that any deferred payments must be made in the event of an announcement of an ordinary share or parity equity dividend distribution or certain share repurchases or redemptions.
Change in accounting policy - Interest Rate Benchmark Reform: Amendments to IFRS 9 'Financial instruments'
Financial authorities in the US, UK, EU and other territories are currently undertaking reviews of key interest rate benchmarks such as the London Inter-bank Offered Rate (LIBOR) with a view to replacing them with alternative benchmarks. Uncertainty around the method and timing of transition from Inter-bank Offered Rates (IBORs) to alternative risk-free rates (RfRs) may impact the assessment of whether hedge accounting can be applied to certain hedging relationships.
BP is significantly exposed to benchmark interest rate components e.g. USD LIBOR, GBP LIBOR, EURIBOR and CHF LIBOR. All of the group's existing fair value hedge relationships are directly affected by interest rate benchmark reform as they all manage interest rate risk. Further information about the group’s fair value hedges is included in BP Annual Report and Form 20-F 2019 - Financial statements - Note 30 Derivative financial instruments - Fair value hedges.
BP adopted the amendments to IFRS 9 and IFRS 7 ‘Financial Instruments: Disclosures’ relating to interest rate benchmark reform with effect from 1 January 2020. This first phase of amendments provides temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interest rate benchmark reforms.

Note 1. Basis of preparation (continued)
The reliefs provided by the amendments allow BP, in the event that significant uncertainty around the reforms arise, to assume that:

–	the interest rate benchmark component of fair value hedges only needs to be assessed as separately identifiable at initial designation; and

–	the interest rate benchmark is not altered for the purposes of assessing the economic relationship between the hedged item and the hedging instrument for fair value hedges.
In accordance with the transition provisions, the amendments have been adopted retrospectively to hedging relationships that existed at the start of the current reporting period and will be applied to new hedging relationships designated after that date.
The reliefs have meant that the uncertainty over the interest rate benchmark reforms has not resulted in discontinuation of hedge accounting for any of BP’s fair value hedges.
The second phase of IFRS amendments is expected to be issued by the IASB later in 2020 to address the financial reporting impacts of transitioning from IBORs to RfRs. BP has set up an internal working group to monitor and manage the transition to alternative benchmark rates and are currently assessing the population of contracts and arrangements that are linked to existing interest rate benchmarks, for example, leases and derivative contracts. BP is also participating on external committees and task forces dedicated to interest rate benchmark reform.
Change in accounting policy - physically settled derivative contracts
In March 2019, the IFRS Interpretations Committee (“IFRIC”) issued an agenda decision on the application of IFRS 9 to the physical settlement of contracts to buy or sell a non-financial item, such as commodities, that are not accounted for as 'own-use' contracts. IFRIC concluded that such contracts are settled by the delivery or receipt of a non-financial item in exchange for both cash and the settlement of the derivative asset or liability.
BP regularly enters into forward sale and purchase contracts. As described in the group's accounting policy for revenue in BP Annual Report and Form 20-F 2019, revenue recognized at the time such contracts were physically settled was measured at the contractual transaction price and was presented together with revenue from contracts with customers in those financial statements.
BP has changed its accounting policy for these contracts, in accordance with the conclusions included in the agenda decision, with effect from 1 April 2020, as follows:

–
Revenues and purchases from such contracts are measured at the contractual transaction price plus the carrying amount of the related derivative at the date of settlement. Realized derivative gains and losses on physically settled derivative contracts are included in other revenues.

–
There is no significant effect on current period or comparative information for ‘Sales and other operating revenues’ and ‘Purchases’ as presented in the group income statement, therefore no comparative information has been re-stated.

–	There is no significant effect on net assets or on comparative information for ‘Profit before taxation’ or ‘Profit after taxation’ as presented in the group income statement.
In addition, BP chose to change its presentation of revenues from physically settled derivative sales contracts from first quarter 2020. Revenues from physically settled derivative sales contracts are no longer presented together with revenue from contracts with customers. They are now presented as other revenues. Comparative information in Note 6 for revenue from contracts with customers and other revenues have been re-presented to align with the current period.
Condensed consolidating information on certain US subsidiaries
On June 30, 2020, BP completed the sale of all its interest in BP Exploration (Alaska) Inc., to Hilcorp Energy, and BP Exploration (Alaska) Inc. is therefore no longer a subsidiary of BP p.l.c. Accordingly BP is no longer presenting condensed consolidating information on BP Exploration (Alaska) Inc. as a subsidiary issuer of registered securities pursuant to Rule 3-10 of Regulation S-X. BP p.l.c. will continue to fully and unconditionally guarantee the payment obligations under the BP Prudhoe Bay Royalty Trust. BP p.l.c. also fully and unconditionally guarantees securities issued by BP Capital Markets p.l.c. and BP Capital Markets America Inc., which are 100%-owned finance subsidiaries of BP p.l.c..